Depreciation, Amortization and Impairment (Tables)	12 Months Ended
Mar. 31, 2024
Depreciation and amortisation expense [abstract]
Schedule of Depreciation, Amortization and Imapirment

	For the year ended March 31
Particulars	2022	2023	2024
Depreciation	6,023	6,096	7,436
Amortization	23,335	21,150	19,809
Impairment of intangible assets	138	150	22
Total	29,496	27,396	27,267